Consolidated statements of operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated statements of operations
General and administrative, non-cash stock-based compensation	$ 4,835	$ 876	$ 6,111	$ 1,257	$ 1,419